Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
April 30, 2023
RW36-NPRT3-0623
1.858600.115
Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	16,133	154,554
Fidelity Series Blue Chip Growth Fund (a)	35,511	425,426
Fidelity Series Commodity Strategy Fund (a)	1,847	182,272
Fidelity Series Growth Company Fund (a)	49,635	794,653
Fidelity Series Intrinsic Opportunities Fund (a)	13,554	159,129
Fidelity Series Large Cap Stock Fund (a)	41,434	748,719
Fidelity Series Large Cap Value Index Fund (a)	16,622	234,542
Fidelity Series Opportunistic Insights Fund (a)	29,685	474,074
Fidelity Series Small Cap Core Fund (a)	158	1,551
Fidelity Series Small Cap Discovery Fund (a)	6,702	68,560
Fidelity Series Small Cap Opportunities Fund (a)	18,762	227,210
Fidelity Series Stock Selector Large Cap Value Fund (a)	42,757	522,920
Fidelity Series Value Discovery Fund (a)	31,557	467,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,397,014)		4,460,654

International Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	22,960	322,811
Fidelity Series Emerging Markets Fund (a)	27,473	221,156
Fidelity Series Emerging Markets Opportunities Fund (a)	89,195	1,469,932
Fidelity Series International Growth Fund (a)	53,398	857,564
Fidelity Series International Small Cap Fund (a)	14,474	235,494
Fidelity Series International Value Fund (a)	78,328	849,853
Fidelity Series Overseas Fund (a)	69,022	853,106
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,616,774)		4,809,916

Bond Funds - 57.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	192,233	1,828,132
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	191,450	1,543,090
Fidelity Series Emerging Markets Debt Fund (a)	17,156	125,755
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,528	41,748
Fidelity Series Floating Rate High Income Fund (a)	2,724	24,214
Fidelity Series High Income Fund (a)	16,018	131,507
Fidelity Series International Credit Fund (a)	560	4,355
Fidelity Series International Developed Markets Bond Index Fund (a)	112,747	966,239
Fidelity Series Investment Grade Bond Fund (a)	799,612	8,100,073
Fidelity Series Long-Term Treasury Bond Index Fund (a)	170,851	1,064,400
Fidelity Series Real Estate Income Fund (a)	3,838	36,924
TOTAL BOND FUNDS (Cost $15,387,210)		13,866,437

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	977,013	977,013
Fidelity Series Short-Term Credit Fund (a)	16,381	158,573
TOTAL SHORT-TERM FUNDS (Cost $1,137,818)		1,135,586

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,538,816)	24,272,593
NET OTHER ASSETS (LIABILITIES) - 0.0%	(562)
NET ASSETS - 100.0%	24,272,031

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,803,857	436,750	313,959	84,587	(8,277)	(90,239)	1,828,132
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,702,834	366,148	327,423	97,747	(56,130)	(142,339)	1,543,090
Fidelity Series All-Sector Equity Fund	195,613	21,767	58,954	9,007	(11,453)	7,581	154,554
Fidelity Series Blue Chip Growth Fund	438,965	142,321	159,056	14,756	(25,949)	29,145	425,426
Fidelity Series Canada Fund	410,640	41,770	126,226	10,194	(3,586)	213	322,811
Fidelity Series Commodity Strategy Fund	404,602	274,715	245,658	215,515	(125,230)	(126,157)	182,272
Fidelity Series Emerging Markets Debt Fund	140,166	14,111	26,757	5,662	(4,831)	3,066	125,755
Fidelity Series Emerging Markets Debt Local Currency Fund	46,646	2,436	11,157	-	(1,502)	5,325	41,748
Fidelity Series Emerging Markets Fund	236,052	60,721	73,478	4,854	(16,690)	14,551	221,156
Fidelity Series Emerging Markets Opportunities Fund	2,130,574	180,518	847,272	40,929	(225,115)	231,227	1,469,932
Fidelity Series Floating Rate High Income Fund	26,876	7,759	10,516	1,442	(602)	697	24,214
Fidelity Series Government Money Market Fund 4.92%	626,134	721,852	370,973	24,862	-	-	977,013
Fidelity Series Growth Company Fund	888,543	147,726	274,699	4,278	(41,331)	74,414	794,653
Fidelity Series High Income Fund	145,113	19,390	28,294	6,412	(3,017)	(1,685)	131,507
Fidelity Series International Credit Fund	4,572	209	-	209	-	(426)	4,355
Fidelity Series International Developed Markets Bond Index Fund	1,070,824	146,006	186,094	19,390	(18,859)	(45,638)	966,239
Fidelity Series International Growth Fund	974,490	136,613	291,168	27,835	(54,087)	91,716	857,564
Fidelity Series International Small Cap Fund	264,486	26,597	53,167	13,465	(15,725)	13,303	235,494
Fidelity Series International Value Fund	965,986	86,405	283,788	27,258	(26,145)	107,395	849,853
Fidelity Series Intrinsic Opportunities Fund	562,926	182,464	433,062	156,486	(41,197)	(112,002)	159,129
Fidelity Series Investment Grade Bond Fund	8,195,651	1,586,336	1,386,912	211,988	(149,656)	(145,346)	8,100,073
Fidelity Series Large Cap Stock Fund	842,555	191,763	294,559	51,132	(10,249)	19,209	748,719
Fidelity Series Large Cap Value Index Fund	283,842	37,796	80,922	8,631	(1,485)	(4,689)	234,542
Fidelity Series Long-Term Treasury Bond Index Fund	1,333,213	237,307	397,798	25,633	(66,498)	(41,824)	1,064,400
Fidelity Series Opportunistic Insights Fund	497,805	118,275	143,751	21,094	(10,191)	11,936	474,074
Fidelity Series Overseas Fund	979,758	117,307	313,938	14,660	(41,625)	111,604	853,106
Fidelity Series Real Estate Income Fund	81,973	11,868	48,571	5,500	(4,951)	(3,395)	36,924
Fidelity Series Short-Term Credit Fund	155,926	33,753	30,882	2,403	(664)	440	158,573
Fidelity Series Small Cap Core Fund	-	1,551	-	-	-	-	1,551
Fidelity Series Small Cap Discovery Fund	90,903	11,008	27,889	3,819	(4,256)	(1,206)	68,560
Fidelity Series Small Cap Opportunities Fund	305,067	42,796	109,185	13,354	(8,925)	(2,543)	227,210
Fidelity Series Stock Selector Large Cap Value Fund	627,995	102,779	188,361	37,343	(13,014)	(6,479)	522,920
Fidelity Series Value Discovery Fund	484,128	150,959	154,831	22,643	(3,552)	(9,660)	467,044
	26,918,715	5,659,776	7,299,300	1,183,088	(994,792)	(11,806)	24,272,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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